Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

November 27, 2006

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 1, filed October 16, 2006
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated October, 2006, please note the following:

Operations, page 5

1. As previously requested by our prior comment number 7, please disclose that you only have three directors, who are also your only officers.

The disclosure regarding the directors has been made as follows:

We only have three directors who also serve as our officers. Presently Globalink does not have any employees and each officer will devote a maximum of fifteen hours per week to Globalink.
Two of the officers have not had any experience in developing and running a website.

2. We note that the web site is ?still in development.? As previously requested by our prior comment number 8, please specifically disclose the current development status of your website. For example, if you have only done limited market research you need to say so.

The language has been revised as follows:

Globalink intends to develop and operate an internet hotel booking website to provide online hotel booking services for leisure and small business travelers as well as travel agencies. Globalink began its website investigation and preliminary work on the website at inception. The website is still in development. We have done limited market research and have a concept and a tentative general plan to use the internet to sell hotel rooms online. Management has limited website and information technology experience to develop our business. Overseeing the completion of the website to sell hotel rooms and product marketing with suppliers and customers will be undertaken by management and hired staff. Globalink expects the website will be developed by February 2007 and profitable operations may be achieved by the end of 2007.

3. As previously requested disclose in the summary and in more detail in the body of the text how any required work will be performed and who will do the work. Consider a risk factor, as warranted, as commented upon in our prior comment number 12.

The disclosure has been revised as follows:

Globalink intends to develop and operate an internet hotel booking website to provide online hotel booking services for leisure and small business travelers as well as travel agencies. Globalink began its website investigation and preliminary work on the website at inception. The website is still in development. We have done limited market research and have a concept and a tentative general plan to use the internet to sell hotel rooms online. Management has limited website and information technology experience to develop our business. Overseeing the completion of the website to sell hotel rooms and product marketing with suppliers and customers will be undertaken by management and hired staff. Globalink expects the website will be developed by February 2007 and profitable operations may be achieved by the end of 2007.

Additionally, the following risk factor has been added.

9. We may not raise sufficient funds to hire the staff necessary to complete the website. Our operations may be adversely affected.

Management has limited website and information technology experience to develop our business. Overseeing the completion of the website to sell hotel rooms and product marketing with suppliers and customers will be undertaken by management and hired staff. We will hire qualified technical staff as funds allow. If we cannot raise sufficient funds to hire the staff needed to complete the website, our operations will be adversely affected and product marketing may not be feasible.

No minimum offering amount, page 5
4. Where you are presenting management?s opinion please disclose this fact. For example, disclose in the send sentence that it is management?s opinion that the dollar amount given will allow the company to operate for another twelve months. Note also at the top of page 6 and at other similar disclosure.

The disclosure has been revised throughout the document that it is management?s opinion.

We have not received any income   , page 7
5. We reiterate our prior comment number 10. please note, for example, the disclosure in the first sentence where you say ?We cannot assure you that?? This disclosure does not address the real risk you are trying to describe. Please revise your risk factors as need be to remove this type of language. Note also, for example, at risk factor number 9 on page 9.


This type of language has been removed.

Marketing Strategy, page 15
6. As requested by prior comment number 24, quantify and textually describe the materiality of the travel suppliers referenced in the third paragraph. If these companies are not material to your success you need to say so. If they are material disclose any affiliation between the registrant and these companies or state that there is none. Also specifically state, if correct, that there are no contractual obligations in place for these companies to use Globalink and that you cannot be certain whether any of these companies will use the registrant?s services.

We intend to first sign up at least few hotel suppliers to use our hotel booking website after the completion of site. Our directors and officers have contacted a few hotel suppliers locally to solicit their interests in using our hotel booking web site. Although we have had preliminary discussions with a few suppliers who had shown interest in our project and although they could materially affect our operations, we currently do not have any affiliation or contractual obligations with these suppliers. We cannot be certain whether any of these companies will use our services.

Financial Statements as of August 31, 2006
General

7. Please refer to prior comment 60. Regulation S-B requires your filing to include an audited balance sheet and related financial statements that are as of a date within 135 days of the filing of your next amendment. The financial statements for the period ended August 31, 2006, do not appear to comply with Item 310(a) of Regulation S-B. Please revise your filing to include the report of your independent registered accounting firm.

The report has been added.

Balance Sheet, page 35
8. Please refer to prior comment 45. The par value and shares authorized reflected on your balance sheet are not consistent with note 5 to your financial statements. Please revise to clarify this inconsistency. Additionally, if your shares do have a par value, please revise your financial statements to include a line item for additional paid-in capital.

Par value has been show and the authorized shares corrected.

Statement of Stockholders? Equity, page 37
9. Please refer to prior comment 46. It does not appear that you have revised your filing in response to our prior comment. Please revise your filing as previously requested.

The statement of stockholders? equity has been revised.



Note 2:  Going Concern, page 39
10. The amount of loss noted in this footnote is not consistent with your financial statements for the period ended August 31, 2006. Please revise to clarify this inconsistency.

The amount of loss has been corrected.

Note 3:  Accounting Policies, page 30
General
11. Please refer to prior comment 49. It does not appear that you have revised your filing in response to our prior comment. Please revise your filing as previously requested.

The note has been revised as requested.

(g)Impairment of long-lived assets, page 40
12. Please refer to prior comment 54. It does not appear that you have revised your filing in response to our prior comment. Please revise your filing as previously requested.

The note has been deleted as the company no long-lived assets

(f)Income taxes, page 40
13. Please revise to explicitly state that it is ?more likely than not? that your future income will not be sufficient to enable you to utilize your net operating losses. Refer to SFAS 109.

The note has been restated.

Financial Statements as of February 28, 2006.
General
14. As applicable, please revise your financial statements as of February 28, 2006, in response to the comments issued above on the financial statements as of August 31, 2006.

The statements have been revised.

Registered Auditor?s Report, page 42
15. The date of your audit opinion is February 24, 2006 over financial statements as of February 28, 2006. This does not appear to be appropriate. Please request your auditor to revise the date of the audit opinion or explain how the auditor was able to complete the audit procedures prior to the end of the audited period.

The date has been corrected for accuracy.

Statement of Cash Flows, page 46
16. Please refer to prior comment 47. In response to our prior comment, your statement of cash flows has been adjusted by a material amount. Please revise your financial statements to reflect this change as a restatement and include all disclosures required by SFAS 154.

The disclosure has been corrected. A note regarding restatement has been added and disclosure has been added to the Auditor?s report.



Notes to Financial Statements
General
17. Please refer to prior comment 48. It continues to appear that there is not a Note 4. As previously requested, please revise to present your notes in chronological order.

The numbers have been revised.

Note 3:  Accounting policies
(c)Accounts Receivable, Shareholders, page 48
18. Please refer to prior comment 50. Please revise to disclose how you have considered the guidance of SAB 107 in determining the appropriateness of presenting this receivable as an asset instead of contra equity. If the receivable was not satisfied by the date of the audit opinion, please restate your financial statements to reflect this amount as a contra-equity account.

The receivable was satisfied by the date of the audit opinion.

(e)Stock-based compensation, page 48
19. Please refer to prior comment 53. It does not appear that you have revised your filing in response to our prior comment. Please revise your filing as previously requested.

The note has been revised.

Note 6: Capital Stock, page 49
20. Please refer to prior comment 57. It does not appear that you have revised your filing in response to our prior comment. Please revise your filing as previously requested.

The corrected value of shares has been disclosed.

Exhibit 23.

21. The date of the audit opinion referenced in your consent is not consistent with the audit report in your filing. Please revise your consent and/or audit opinion accordingly.

The disclosure has been revised for accuracy.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker